Derivative liabilities (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021	Nov. 05, 2021
IfrsStatementLineItems [Line Items]
Fair value of put and call options on business combination				$ 691
Risk-free interest rate	1.90%	1.39%	34.00%
Expected volatility	42.12%	47.99%	37.00%
Expected dividend yield	0.65%	0.14%	0.00%
Fair value gain (loss) on change in fair value of derivative liabilities	$ 278	$ 4,588	$ (1,511)
Ely Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants to purchase common shares outstanding	8,849,251	8,849,251
Exercise of warrants per common share	0.2450	0.2450
Additional exercise price of per warrants in cash	$ 0.0001	$ 0.0001
Expected Life Of Warrant	4 months 20 days	7 months 20 days	1 year 7 months 20 days
Fair value gain (loss) on change in fair value of derivative liabilities	$ 294	$ 3,999	$ 1,511
Ely Warrants [member] | Interest rate, measurement input [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	4.02%	3.75%	0.23%
Ely Warrants [member] | Historical volatility for shares, measurement input [member]
IfrsStatementLineItems [Line Items]
Expected volatility	41.00%	40.00%	43.00%
Ely Warrants [member] | Expected dividend yield [member]
IfrsStatementLineItems [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Ely Warrants [member] | Estimated forfeiture rate [member]
IfrsStatementLineItems [Line Items]
Estimated forfeiture rate	0.00%	0.00%	0.00%
Abitibi [Member] | Put and Call Options [Member]
IfrsStatementLineItems [Line Items]
Fair value of put and call options on business combination	$ 691
Fair value gain (loss) on change in fair value of derivative liabilities	$ (16)